Statement of Financial Position - Parenthetical - shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares Issued	245,213,750	182,062,173	178,062,173
Common Stock, Shares Outstanding	245,213,750	182,062,173	178,062,173